Post-employment benefits for employees (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 2,604	$ 545
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(1,270)	(1,232)
Net asset/(liability) at end of period	1,033	(1,270)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	2,604	545
Accrued benefit liability	(1,571)	(1,815)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(369)	(362)
Net asset/(liability) at end of period	(311)	(369)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	(311)	(369)
Continuing operations [member] | Pension plans
Defined benefit plan, change in net liability [roll forward]
Current service cost	(259)	(260)
Net interest expense	(56)	(50)
Administrative expenses	(24)	(25)
Past service cost and settlements	(25)	(63)
Remeasurements	273	(895)
Currency translation effects	(22)	11
Novartis Group contributions	381	408
Effect of acquisitions, divestments or transfers	1	(53)
Change in limitation on recognition of fund surplus	2,034	740
Continuing operations [member] | Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Current service cost	(9)	(9)
Net interest expense	(20)	(20)
Past service cost and settlements	(12)
Remeasurements	60	(33)
Currency translation effects	13	(4)
Novartis Group contributions	$ 26	33
Discontinued operations [member] | Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability discontinued operations at beginning of period		(149)
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability discontinued operations at beginning of period		$ (26)